 T. ROWE PRICE
--------------------------------------------------------------------------------
High Yield Fund, Inc.

   T. Rowe Price High Yield Fund-Advisor Class

 Supplement to prospectus dated October 1, 2001
--------------------------------------------------------------------------------
 The first bullet under the subheading, "Income dividends" on page 9 of the prospectus is amended to include when dividends are declared for the High Yield Fund-Advisor Class:

 Income dividends
 The fund declares and pays dividends (if any) quarterly for the Equity Income Fund-Advisor Class; monthly for the High Yield Fund-Advisor Class; and annually for all other Advisor Class funds.
--------------------------------------------------------------------------------
 The date of this supplement is October 22, 2001.
--------------------------------------------------------------------------------

 E257-041 10/22/01